Related Party Balances and Transactions - Schedule of SAFE note is Included in SAFE notes at Fair Value, Long Term in Condensed Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	$ 56,845,000	$ 24,714,000
SAFE Notes Fair Value
Related Party Transaction [Line Items]
Total	30,124	10,806
Lam Ven | SAFE Notes Fair Value
Related Party Transaction [Line Items]
Total	10,302	5,403
LamJam | SAFE Notes Fair Value
Related Party Transaction [Line Items]
Total	9,520
Park Lane | SAFE Notes Fair Value
Related Party Transaction [Line Items]
Total	$ 10,302	$ 5,403